Restructuring and related reorganization charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 4,041	$ 13,360
Payments for restructuring		4,192	13,209
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Payments for restructuring		215	2,662
Selling and marketing
Restructuring Cost and Reserve [Line Items]
Payments for restructuring		1,290	3,851
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges		395	399
Payments for restructuring		1,087	3,239
Technology and Product Development
Restructuring Cost and Reserve [Line Items]
Payments for restructuring		1,054	3,209
Employee severance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,646	12,961
Payments for restructuring		$ 3,646	$ 12,961